Long-term debt	12 Months Ended
May 31, 2020
Long-term debt
Long-term debt
17.	Long-term debt

	May 31, 2020	May 31, 2019
Credit facility - $80,000 - Canadian prime interest rate plus an applicable margin, 3-year term, with a 10-year amortization, repayable in blended monthly payments, due in November 2022	$80,000	$—
Term loan - $25,000 - Canadian Five Year Bond interest rate plus 2.73% with a minimum 4.50%, 5 year term, with a 15-year amortization, repayable in blended monthly payments, due in July 2023	18,241	24,022
Term loan - $25,000 - 3.95%, compounded monthly, 5 year term with a 15-year amortization, repayable in equal monthly instalments of $188 including interest, due in April 2022	21,975	23,352
Term loan - $1,250 - 3.99%, 5-year term, with a 10-year amortization, repayable in equal monthly instalments of $13 including interest, due in July 2021	830	946
Mortgage payable - $3,750 - 3.95%, 5-year term, with a 20-year amortization, repayable in equal monthly instalments of $23 including interest, due in July 2021	3,239	3,380
Vendor take-back mortgage - $2,850 - 6.75%, 5-year term, repayable in equal monthly instalments of $56 including interest, due in June 2021	701	1,305
Term loan - €5,000 - Euro Interbank Offered Rate + 1.79%, 5-year term, repayable in quarterly instalments of €250 plus interest, due in December 2023	5,740	7,169
Term loan - €5,000 - Euro Interbank Offered Rate + 2.68%, 5-year term, repayable in quarterly instalments of €250 plus interest, due in December 2023	5,740	7,169
Term loan - €1,500 - Euro Interbank Offered Rate + 2.00%, 5-year term, repayable in quarterly instalments of €98 including interest, due in April 2025	2,296	—

	138,762	67,343
Deduct - unamortized financing fees	(658)	(116)
- principal portion included in current liabilities	(8,467)	(6,332)

	$129,637	$60,895

Total long-term debt repayments are as follows:

Next 12 months	$8,467
2 years	14,569
3 years	76,636
4 years	5,993
5 years	3,512
Thereafter	29,585

Balance of obligation	$138,762

The credit facility of $80,000 was entered into on November 29, 2019 by 51% owned subsidiary Aphria Diamond and is secured by a first charge on the property at 620 County Road 14, Leamington, Ontario, owned by Aphria Diamond, and a guarantee from Aphria Inc. Principal payments start on the credit facility in March 2021.
The term loan of $18,241 was entered into on July 27, 2018 and is secured by a first charge on the property at 223, 231, 239, 265, 269, 271 and 275 Talbot Street West, Leamington Ontario, a first position on a general security agreement, and an assignment of fire insurance to the lender. Principal payments started on the term loan in August 2018. The effective interest rate during the year was 4.68%.
The term loan of $21,975 was entered into on May 9, 2017 and is secured by a first charge on the property at 265 Talbot Street West, Leamington Ontario, a first position on a general security agreement, and an assignment of fire insurance to the lender. Principal payments started on the term loan in March 2018.

The term loan of $830 and mortgage payable of $3,239 were entered into on July 22, 2016 and are secured by a first charge on the property at 265 Talbot Street West, Leamington, Ontario and a first position on a general security agreement.
The vendor take-back mortgage payable of $701 was entered into on June 30, 2016 in conjunction with the acquisition of the property at 265 Talbot Street West. The mortgage is secured by a second charge on the property at 265 Talbot Street West, Leamington, Ontario.
The Company acquired term loans initially up to €17,000 ($25,460 CAD) as part of the acquisition of CC Pharma (Note 10). During the year, the Company entered into a term loan for €1,500 ($2,296 CAD) through wholly owned subsidiary CC Pharma. As at May 31, 2020, the Company had amounts outstanding of €9,000 ($13,776 CAD). These term loans are secured against the distribution inventory held by CC Pharma.